Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Line Items]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation
Our consolidated financial statements (“Financial Statements”) have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).
All dollar amounts, except per share/unit amounts, in the Financial Statements and tables in the notes are stated in thousands of dollars unless otherwise indicated.
In these Financial Statements, periods prior to the consummation of the Corporate Reorganization and the IPO reflect the financial statements of OpCo and its subsidiaries. Periods subsequent to the consummation of the Corporate Reorganization and the IPO reflect the financial statements of the consolidated Company, including LandBridge, OpCo and its subsidiaries.
We have determined that the members with equity at risk in OpCo lack the authority, through voting rights or similar rights, to direct the activities that most significantly impact OpCo’s economic performance; therefore, OpCo is considered a variable interest entity. As the managing member of OpCo, we operate and control all of the business and affairs of OpCo and also have the obligation to absorb losses or the right to receive benefits that could be potentially significant to us. Therefore, we are considered the primary beneficiary and consolidate OpCo.
The Financial Statements include the accounts of the Company, OpCo and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Noncontrolling Intetest
Noncontrolling Interest
When we consolidate an entity, we include 100% of the assets, liabilities, revenues and expenses of the subsidiary in our Financial Statements. For those entities that we consolidate in which our ownership is less than 100%, we record a noncontrolling interest as a component of equity on our consolidated balance sheets, which represents the third party ownership in the net assets of the respective consolidated subsidiary. Additionally, the portion of net income or loss attributable to the noncontrolling interest is reported as net income (loss) attributable to noncontrolling interest on our consolidated statements of operations. Changes in our ownership interests in an entity that do not result in deconsolidation are generally recognized within equity. Our Financial Statements include a noncontrolling interest representing the percentage of OpCo Units not held by us.

Segment Information
Segment Information
The Company operates in a
single
operating and reportable segment. All of our long-lived assets are located in the United States. Accounting Standards Codification (“ASC”) Topic 280,
Segment Reporting
, defines characteristics of operating segments as being components of an enterprise in which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions on how to allocate resources and assess performance. The Company’s one segment approach is consistent with the reporting structure of the Company’s internal organization, as well as with the financial information used by the Company’s CODM. The Company’s CODM is the Chief Executive Officer who allocates resources and assess performance based upon financial information at the consolidated level. The financial measure regularly provided to the CODM that is most consistent with GAAP is net income (loss), as presented in our Financial Statements. The measure of segment assets is reported on the balance sheet as total assets. The Company presents all of its significant segment expenses and other metrics as used by the CODM to make decisions regarding the Company’s business, including
resource allocation and performance assessment in our Financial Statements.

Use of Estimates
Use of Estimates
The preparation of the Financial Statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the Financial Statements and accompanying notes.
The Company evaluates its estimates and related assumptions regularly, including those related to the fair value measurements of assets acquired and liabilities assumed in a business combination, the collectability of accounts receivable, the assessment of recoverability and useful lives of long-lived assets, including property, plant and equipment, intangible assets, and the valuation of the Incentive Units. Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from such estimates.

Fair Value Measurements
Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Whenever available, fair value is based on or derived from observable market prices or parameters. When observable market prices or inputs are not available, unobservable prices or inputs are used to estimate the fair value. The three levels of the fair value measurement hierarchy are as follows:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities.

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3: Unobservable inputs that are not corroborated by market data.
The carrying value of the Company’s cash and cash equivalents, accounts receivable, net of current expected credit losses, and accounts payable and accrued liabilities reported on the consolidated balance sheets approximate fair value due to their highly liquid nature or short-term maturity.
The Company adjusts the carrying amount of certain
non-financial
assets, property, plant and equipment and definite-lived intangible assets, to fair value on a non-recurring
basis when they are impaired.
The fair value of debt is the estimated amount the Company would have to pay to transfer its debt, including any premium or discount attributable to the difference between the stated interest rate and market rate of interest at the balance sheet date. Refer to Note 8
—Debt
for additional information.
Recurring fair value measurements were performed for NDB Incentive Units (defined below) prior to the Division and award modifications (when the incentive units were accounted for as liability awards at NDB LLC), as disclosed in Note 10
—Share-Based Compensation
.
During
the years ended December 31, 2024 and December 31, 2023, there were no transfers between the fair value hierarchy levels.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Company maintains cash balances that may at times exceed federally insured limits.

Accounts Receivable
Accounts Receivable
The Company extends credit to customers and other parties in the normal course of business. Accounts receivable consists of trade receivables recorded at the invoiced amount, plus accrued revenue that is earned but not yet billed, less an estimated allowance for doubtful accounts. Account receivables are generally due within 45 days or less. An allowance for expected credit losses is determined based upon historical write-off
experience, aging of accounts receivables, current macroeconomic industry conditions and customer collectability patterns. Accounts receivable are charged against the allowance when determined to be uncollectible. When the Company recovers amounts that were previously written off, those amounts are offset against the allowance and reduce expense in the year of recovery.
As of December 31, 2024 and 2023, the Company had balances of immaterial amounts in allowance for doubtful accounts. There were immaterial amounts of write-offs and no recoveries during the years ended December 31, 2024 and December 31, 2023.
As of December 31, 2024, the Company had three customers that accounted for approximately 19%, 15%, and 14% of accounts receivable, respectively. As of December 31, 2023, the Company had three customers that accounted for approximately 14%, 13%, and 10% of accounts receivable, respectively
The Company accrues oil and gas royalties for amounts not received during the period but produced based on historical production volumes and current market prices. Produced water and other surface use royalties are also accrued for during the period based on historical trends or expected activity and contract prices. These accrued amounts are both included within accounts receivable, net on the consolidated balance sheets.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant, and equipment is stated at cost or, upon acquisition, at its fair value. Expenditures for construction activities, major improvements and betterments that extend the useful life of an asset are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Costs of abandoned projects are charged to operating expense upon abandonment. The cost of assets sold or disposed of, and the related accumulated depreciation are removed from the accounts in the period of sale or disposal, and the resulting gains or losses are recorded in earnings in the respective period. Refer to Note 5—
Property, Plant and Equipment
.
Depreciation is computed using the straight-line method over the estimated useful lives for each asset group, as noted below:

Water wells, pipelines, facilities, ponds and related equipment	3 -15 years
Buildings	30 years
Vehicles, equipment, furniture and other	3 - 5 years

The Company follows the successful efforts method of accounting for its oil and natural gas properties acquired. Under this method, costs to acquire mineral and royalty interests in oil and natural gas properties are capitalized when incurred. Acquisitions of oil and natural gas properties are recorded at their estimated fair value as of the acquisition date.
Proved properties
Costs of proved oil and natural gas properties are depleted on a basin-wide basis utilizing the units-of-production
method using total proved reserves.
Unproved properties
Costs of unproved oil and natural gas properties are not subject to depletion. These costs are transferred into costs subject to depletion on an ongoing basis as wells are completed and as proved reserves are established or confirmed.

Intangible Assets
Intangible Assets
Our intangible assets with definite useful lives include water contracts and surface use agreements. The amounts are presented at the Company’s cost basis. Such intangible assets with definite lives are amortized on a straight-line basis and assume no residual value. Refer to Note 6—
Intangible Assets
for further information.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs represent costs associated with long-term financing and are amortized over the term of the related debt using a method which approximates the effective interest method. The Company’s debt issuance costs associated with the revolving credit facility are deferred and presented within prepaid expenses and other current assets, and other assets on the consolidated balance sheets. Debt issuance costs associated with the term loan are reflected as a reduction of long-term debt on the consolidated balance sheets. Refer to Note 8—
Debt
for further information.

Offering Costs
Offering Costs
Offering costs consist of costs related to underwriting, legal, accounting, and other expenses incurred through the balance sheet date that are directly related to the IPO and the December Private Placement. These costs were offset against proceeds upon consummation of the IPO and December Private Placement. As of December 31, 2024, the Company had $10.4 million of offering costs included in shareholders’ and member’s equity on the consolidated balance sheets, of which $0.5 million was accrued. Prior to the consummation of the IPO, offering costs were deferred. As of December 31, 2024, we had no deferred offering costs included in other assets on the consolidated balance sheets related to the IPO and December Private Placement. As of December 31, 2023, the Company had $3.7 million of deferred offering costs related to the IPO included in other assets on the consolidated balance sheets, of which $2.0 million was accrued.

Acquisitions
Acquisitions
To determine if a transaction should be accounted for as a business combination or an asset acquisition, we first calculate the relative fair value of the assets acquired. If substantially all of the relative fair value is concentrated in a single asset or group of similar assets, or, if not, but the transaction does not include a significant process (does not meet the definition of a business), the transaction is recorded as an asset acquisition. We record asset acquisitions using the cost accumulation model. Under the cost accumulation model of accounting, the cost of the acquisition, including certain transaction costs, are allocated to the assets acquired using relative fair values. All other transactions are recorded as business combinations. We record the assets acquired and liabilities assumed in a business combination at their acquisition date fair values. Transactions in which we acquire control of a business are accounted for under the acquisition method. The identifiable assets, liabilities and any noncontrolling interests are recorded at the estimated fair value as of the acquisition date. The purchase price in excess of the fair value of as set
s acquired and liabilities assumed is recorded as goodwill.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Management reviews the Company’s long-lived assets, which primarily includes property, plant and equipment and definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of the assets might not be recoverable. Assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets for purposes of assessing recoverability. Recoverability is generally determined by compar ing
the carrying value of the asset to the expected undiscounted future cash flows of the asset. If the carrying value of the asset is not recoverable, the amount of impairment loss is measured as the excess, if any, of the carrying value of the asset over its estimated fair value.
Proved reserves
The Company evaluates its proved oil and natural gas properties for impairment when events or changes in circumstances indicate the related carrying value may not be recoverable. This evaluation is performed on a basin-wide basis. The Company assesses the valuation of its proved oil and natural gas properties for impairment by comparing the carrying value to estimated undiscounted future net cash flows using estimated production and prices at which the Company estimates the commodity will be sold. If the carrying value exceeds undiscounted future net cash flows, the measurement of impairment is based on estimated fair value utilizing a discounted future cash flows analysis. The impairment recorded is the amount by which the carrying value exceeds the fair value. In the impairment assessment, the Company estimates the fair value of proved oil and natural gas properties using valuation techniques that convert future cash flows to a single undiscounted amount. Significant inputs and assumptions to the valuation of proved oil and natural gas properties include estimates of reserves, future production volumes, future operating and development costs, future commodity prices and a market-based weighted average cost of capital rate.
Unproved reserves
Unproved oil and natural gas properties are also evaluated periodically for impairment. Impairment is assessed when events and circumstances indicate the carrying value may not be recoverable, at which an impairment loss is recognized to the extent the carrying value exceeds the estimated recoverable value. Impairment assessment criteria includes, but is not limited to, commodity prices forecasts, macroeconomic conditions and current and future operator activity in the basin.
We did not recognize any impairment for the years ended December 31, 2024 and December 31, 2023.

Share-Based Compensation
Share-Based Compensation
Incentive Units
The Company accounts for share-based compensation expense for incentive units granted in exchange for employee services. Incentive units are subject to time-based vesting, and vest to the participant over the course of the vesting period which is generally three years. Forfeitures are accounted for upon occurrence.
Prior to the Division, our management and employees participated in an equity-based incentive unit plan, managed by NDB LLC, the direct parent of the Company. The incentive units consisted of time-based awards of profits interests in NDB LLC (the “NDB Incentive Units”).
The NDB Incentive Units represented a substantive class of equity of NDB LLC and were accounted for under Financial Accounting Standards Board (“FASB”) ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). Features of the NDB Incentive Units included the ability for NDB LLC to repurchase NDB Incentive Units during a
180-day
option period, whereby the fair value price was determined as of the termination date, not the repurchase date, which temporarily takes away the rights and risks and rewards of ownership from the NDB Incentive Unit holder during the option period. Under ASC 718, a feature for which the employee could bear the risks, but not gain the rewards, normally associated with equity ownership requires liability classification. NDB LLC classified the NDB Incentive Units as liability awards. The liability related to the NDB Incentive Units was recognized at NDB LLC as the entity responsible for satisfying the obligation. Share-based compensation income or expense allocated to the Company was recognized as a deemed non-cash
contribution to or distribution from member’s equity on the consolidated balance sheets. The share-based compensation income or expense was recognized consistent with NDB LLC’s classification of a liability award resulting in the initial measurement, and subsequent remeasurements, recognized ratably over the vesting period.
At each reporting period, the NDB Incentive Units were remeasured at their fair value, consistent with liability award accounting, using a Monte Carlo Simulation. The Monte Carlo Simulation requires judgment in developing assumptions, which involve numerous variables. These variables include, but are not limited to, the expected unit price volatility over the term of the awards, the expected distribution yield and the expected life of the NDB Incentive Units. The vested portion of the NDB Incentive Unit liability was allocated pro rata to the Company, and other NDB LLC operating subsidiaries, as general and administrative expense or income on the consolidated statements of operations. The allocation was based on the Company’s share of the aggregate equity value derived in NDB LLC’s business enterprise valuation.
The Company updated its assumptions each reporting period based on new developments and adjusted such amounts to fair value based on revised assumptions, if applicable, over the vesting period. The fair value measurement was based on significant inputs not observable in the market, and thus represented Level 3 inputs within the fair value hierarchy.
The risk-free rate was determined by reference to the U.S. Treasury yield curve in effect at the time of grant of each award and updated at each balance sheet date for the time period approximating the expected term of such award. The expected distribution yield was based on no previously paid distributions and no intention of paying distributions on the NDB Incentive Units for the foreseeable future.
Due to the Company not having sufficient historical volatility, the Company used the historical volatilities of publicly traded companies that were similar to the Company in size, stage of life cycle and financial leverage.
On July 1, 2024, as a result of the Division, holders of NDB Incentive Units received an identical number of LBH Incentive Units consisting of time-based awards of profits interests in LandBridge Holdings. Following the Division, the LBH Incentive Units held at LandBridge Holdings are the only incentive units attributable and allocated to the Company. There are 31,000 LBH Incentive Units currently authorized pursuant to the A&R LLC Agreement.
Further, in connection with the Division, the repurchase feature of the incentive units was amended such that the repurchase price is the fair value determined as of the repurchase date, which subjects the Incentive Unit holder to the normal rights, risks and rewards of ownership. The repurchase feature is a non-contingent
call option as the
call becomes effective upon (i) the employee’s termination of employment either by the Company (with or without cause) or (ii) voluntary resignation by employee and it is assured that all employees will eventually terminate. Under ASC 718, a feature for which the employee could bear the risks and rewards normally associated with equity ownership and a non-contingent
call option not probable to be exercised within six months requires equity classification. As such, beginning on July 1, 2024, the LBH Incentive Units are no longer required to be remeasured at fair value and no longer require liability award accounting, as the modification results in equity award classification and accounting. See Note 10—
Share-Based Compensation
for additional information related to the modification. The fair value measurement of any new issuances, after the Division, are based on significant inputs not observable in the market, and thus represented Level 3 inputs within the fair value hierarchy.
Distributions attributable to LBH Incentive Units are based on returns received by investors of LandBridge Holdings once certain return thresholds have been met. LBH Incentive Units are solely a payment obligation of LandBridge Holdings, and neither the Company nor OpCo has any cash or other obligation to make payments in connection with the LBH Incentive Units.
LTIP and Restricted Share Units
In connection with the IPO, our board of directors adopted the LTIP. The LTIP allows for the grant of options, SARs, restricted share units (“RSUs”), share awards, dividend equivalents, other share-based awards, cash awards, substitute awards, or any combination thereof.
There were 3,600,000 Class A shares reserved for delivery under the LTIP as of December 31, 2024, subject to increase on January 1 of each calendar year by a number of shares equal to the lesser of (x) 5% of the total number of Class A shares and Class B shares outstanding as of December 31 of the immediately preceding calendar year; (y) the number of shares required to bring the total shares available for issuance under the LTIP to 5% of the total number of Class A shares and Class B shares outstanding as of December 31 of the immediately preceding calendar year; or (z) such smaller number of shares as determined by our board of directors.
RSUs issued to participants are recorded on grant date at fair value. Expense is recognized on a straight-line basis over the requisite service period (generally the vesting period of the award) as either other operating and maintenance expense or general and administrative expense in the consolidated statements of operations. We have elected to account for forfeitures as they occur. Therefore, compensation cost previously recognized for an award that is forfeited because of failure to satisfy a service condition will be reversed in the period of the forfeiture. RSUs include dividend equivalent rights that permit holders of granted but unvested RSUs to receive nonforfeitable distributions alongside common equity holders of the Company as if such RSUs were granted as of the applicable record date for such distribution.
See Note 10—
Share-Based Compensation
for additional information.

Earnings Per Share Attributable to LandBridge
Earnings Per Share Attributable to LandBridge
We use the
two-class
method in our computation of earnings per share. Our RSUs include dividend equivalent rights that permit holders of granted but unvested RSUs to receive a non-forfeitable
cash amount equal in value to dividends paid with respect to a specified number of shares and are contemplated as participating when the Company is in a net income position. These awards participate in dividend equivalents on a basis equivalent to other Class A shares but do not participate in losses. Class B shares do not have economic rights and are not entitled to participate in any dividends our board of directors may declare but are entitled to vote on the same basis as the Class A shares.

Basic
earnings (loss) per share (“EPS”) of our Class A shares is computed on the basis of the weighted average number of shares outstanding during each period. The diluted EPS of our Class A shares contemplates adjustments to the numerator and the denominator under the if-converted
method for the convertible Class B shares. The Company uses the treasury stock method or two-class
method when evaluating dilution for RSUs. The more dilutive of the two methods is included in the calculation for diluted EPS. See Note 11—
Earnings Per Share
for additional information.

Revenue Recognition
Revenue Recognition
Oil and gas royalties
Oil and gas royalties are received in connection with oil and natural gas mineral interests owned by the Company. Oil and gas royalties are recognized as revenue as oil and gas are produced or severed from the mineral lease. The oil and gas royalties we receive includes variable consideration that is dependent upon market prices for oil and gas, and producer specific location and contractual price differences. As a result, our oil and gas royalty revenues are typically constrained at the inception of the contract but will be resolved once volumes are produced and settled. Oil and gas royalty payments are typically received one to three months following the month of production. The Company accrues oil and gas royalties produced but not yet paid based on historical or estimated royalty interest production and current market prices, net of estimated location and contract pricing differentials. The difference between estimated and actual amounts received for oil and gas royalties are recorded in the period the payment is received. Refer to Note 3—
Additional Financial Statement Information
for additional information regarding amounts accrued on the consolidated statements of operations.
Oil and gas royalties also include mineral lease bonus revenues. The Company receives lease bonus revenue by leasing its mineral interests to exploration and production (“E&P”) companies. When we execute a mineral lease contract, it generally transfers the rights to any oil or gas discovered to the E&P company and grants us the right to a specified royalty interest payable on future production. Mineral lease bonuses are nonrefundable. Mineral lease bonus revenues are recognized when the agreement is executed as control is transferred and the Company has satisfied its performance obligation at that point in time.
Resource sales and royalties
Resource sales generally includes brackish water and other surface, composite material, such as caliche, that the Company sells to E&P companies and other customers. Resource sales revenue is generally recognized upon delivery of the brackish water or other surface material as the Company’s performance obligation has been deemed satisfied at that point in time. In certain instances, a third party other than a customer may be involved in a resource sale transaction, such as a revenue sharing agreement or brokered sale transaction. In these instances, the Company will either act as the principal or the agent in the transaction. If the Company is deemed to be acting as the principal, the revenues are reported on a gross basis in resource sales and corresponding costs reported as resource sales-related expense. If the Company is deemed to be acting as the agent, revenue is recorded net of the corresponding costs and included in the resource sales lines of the consolidated statements of operations. The Company enters into resource royalty agreements that generate recurring resource royalty revenue. When we execute a resource royalty agreement, it generally transfers all rights to explore and produce a resource as specified in the agreement and grants us the right to a royalty on future production of that resource. Resource royalty agreements include, but are not limited to, sand, brackish water, and other resources that can be extracted from the Company’s surface estate. Resource royalty revenue includes variable consideration that is dependent upon production from those resources, which is typically constrained at the inception of the agreement but is resolved when volumes are produced and settled. Resource royalty payments are typically received one month following the month of production. The Company accrues resource royalties produced but not yet paid based on historical or estimated royalty production and contract prices. The difference between estimated and actual amounts received for royalties are recorded in the period the payment is received. Refer to Note 3—
Additional Financial Statement Information
for additional information regarding amounts accrued on the consolidated statements of operations.
In certain instances, resource royalty contracts provide for a bonus payment. These bonus payments are nonrefundable. Resource royalty bonus revenues are recognized when the agreement is executed as control is transferred and the Company has satisfied its performance obligation at that point in time.
Easements and other surface-related income
Easement and other surface use agreement contracts permit operators to install pipelines, roadways, electric lines, and other equipment on land owned by the Company. When the Company executes the contract, receives payment and the contract becomes effective, we make available the respective parcel of land to the grantee. Revenue is recognized upon the execution of the agreement at the effective date as the performance obligation has been satisfied and the customer has right of use. In the event of a renewal of an existing contract, the Company recognizes the revenue upon receipt of the renewal payment and the contract becomes effective. At that point, the Company has satisfied its performance obligation and control has been transferred to the grantee. Refer to Note 3—
Additional Financial Statement Information
for additional information regarding amounts accrued on the consolidated statements of operations.
In certain instances, these contracts may include a provision for royalties. Royalties associated with the use of surface acreage are included in surface use royalties below.
Surface use royalties
The Company enters into surface use royalty agreements that generate recurring surface use royalty revenue. When we execute a surface use royalty agreement, it generally transfers all rights of use of the surface acreage as specified in the agreement and grants us the right to a royalty calculated on the basis of use, gross revenues or volumetric use. Surface use royalties, include but are not limited to, produced water handling and throughput royalties, skim oil royalties, and waste and reclamation royalties. Surface use royalty revenue includes variable consideration that is dependent upon volumetric use and is typically constrained at the inception of the agreement but is resolved when volumes are produced and settled. Surface use royalty payments are typically received one month following the month of production. The Company accrues surface use royalties produced but not yet paid based on historical or estimated basis of the royalty and contract prices. The difference between estimated and actual amounts received for royalties are recorded in the period the payment is received. Refer to Note 3—
Additional Financial Statement Information
for additional information regarding amounts accrued on the consolidated statements of operations.

Contract Liabilities
Contract Liabilities
Contract liabilities primarily relate to revenue sharing arrangements or other surface use agreements where the Company may receive payments from customers in advance of the related performance obligation being satisfied. Contract liabilities are recognized as earned over time or at a point in time based on the provisions set forth in the agreement. Current and non-current
contract liabilities are presented in other current liabilities and other long-term liabilities on the consolidated balance sheets, respectively.

Income Taxes
Income Taxes
The Company has elected to be treated as a corporation for U.S. federal income tax purposes and is subject to U.S. federal and state corporate income taxes. The Company had no activity or holdings prior to the IPO. U.S.

federal income tax expense (benefit) included in the consolidated statements of operations for the year ended December 31, 2024 is calculated primarily based on the Company’s share of net income (loss) of OpCo, which is taxed as a partnership. State income tax expense (benefit) included in the consolidated statements of operations for the years ended December 31, 2024, and December 31, 2023, is primarily based on the Texas Franchise Tax liability applicable to the Company and OpCo on a consolidated basis.
OpCo is treated as a partnership, or, prior to the IPO, a disregarded entity for U.S. federal income tax purposes, and therefore, has not been subject to U.S. federal income tax at an entity level. As a result, the consolidated net income (loss) in our historical financial statements does not reflect the tax expense (benefit) we would have incurred if we were subject to U.S. federal income tax at an entity level during the periods prior to the IPO. OpCo continues to be treated as a partnership for U.S. federal income tax purposes, and as such, is not subject to U.S. federal income tax. Instead, taxable income is allocated to members, including the Company, and taxable income (loss) of OpCo is reported in the respective tax returns of its members.
The Company recognizes the amount of taxes payable or refundable for the current year as well as deferred tax assets and liabilities for the future tax consequences of items which vary with respect to the timing of recognition in the Financial Statements and tax returns.
The Company recognizes the tax benefits of uncertain tax positions only if it is more likely than not that the position will be sustained on examination by taxing authorities. As of December 31, 2024 and December 31, 2023, the Company evaluated its tax filing positions and did not record a reserve with respect to uncertain tax positions. Refer to Note 7—
Income Taxes
for additional information.

Concentrations of Risk
Concentrations of Risk
In the normal course of business, we maintain cash balances in excess of federally insured limits. The Company regularly monitors these institutions’ financial condition. We have not experienced any losses in our accounts and believe we are not exposed to any significant credit risk on cash or cash equivalents.
Significant Customers
Customers that individually comprised more than 10% of the Company’s consolidated revenues were as follows:

	Year Ended December 31,
	2024	2023
Customer A	24%	13%
Customer B	14%	15%
Customer C	10%	14%
Customer D	0%	13%

Other Contingencies
Other Contingencies
The Company recognizes liabilities for other contingencies when there is exposure that indicates it is both probable and the amount of loss can be reasonably estimated. These types of liabilities may also arise from acquisition related transactions or other commercial agreements entered into from time to time by the Company. Refer to Note 13—
Commitments and Contingencies
for additional information on specific contingent
liabilities
.

Recently Adopted Accounting Pronouncements / Recent Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Pronouncements
In 2024, we adopted ASU
2023-07,
Segment Reporting
(Topic 280). This guidance requires a public entity, including entities with a single reportable segment, to disclose significant segment expenses and other segment
items
on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. This ASU was effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The adoption of this update did not have a material impact on our Financial Statements.
On January 1, 2023, we adopted ASU
2016-13,
Financial Instruments - Credit Losses
(Topic 326), which changed how we account for credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The adoption of this update did not have a material impact on our Financial Statements.
Recent Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU
2023-09,
Income Taxes
(Topic 740). This guidance further enhances income tax disclosures, primarily through standardization and disaggregation of rate reconciliation categories and income taxes paid by jurisdiction. We plan to adopt this guidance and conform with the disclosure requirements when it becomes mandatorily effective for annual periods beginning after December 15, 2024.
In
November 2024, the FASB issued ASU
2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40).
This guidance requires tabular disclosure of specified natural expenses in certain expense captions, a qualitative description of amounts that are not separately disaggregated, and disclosure of the Company’s definition and total amount of selling expenses. We plan to adopt this guidance and conform with the disclosure requirements when it becomes mandatorily effective for annual periods beginning after December 15, 2026.